Disclosure of geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Revenue from external customers	$ 1,472,366	$ 1,402,339
Cost of sales
Mine operating costs	765,959	695,728
Depreciation and amortization	332,667	297,470
Gross profit	373,740	409,141
Selling and administrative expenses	27,243	42,283
Exploration and evaluation	28,570	15,474
Other operating expense (income)	19,071	(12,440)
Asset impairment		11,320
Results from operating activities	298,856	352,504
Finance income	(8,450)	(2,849)
Finance expenses	152,000	169,442
Other finance (gain) losses	(15,531)	13,000
Profit before tax	170,837	172,911
Tax expense	85,421	33,219
Profit for the year	85,416	139,692
Manitoba [Member]
Statements [Line Items]
Revenue from external customers	667,322	712,244
Cost of sales
Mine operating costs	412,760	392,863
Depreciation and amortization	121,515	118,770
Gross profit	133,047	200,611
Selling and administrative expenses	0	0
Exploration and evaluation	12,302	5,649
Other operating expense (income)	5,433	(56)
Asset impairment		11,320
Results from operating activities	115,312	183,698
Peru [Member]
Statements [Line Items]
Revenue from external customers	805,044	690,095
Cost of sales
Mine operating costs	353,199	302,865
Depreciation and amortization	211,152	178,700
Gross profit	240,693	208,530
Selling and administrative expenses	0	0
Exploration and evaluation	5,640	1,442
Other operating expense (income)	11,739	(6,612)
Asset impairment		0
Results from operating activities	223,314	213,700
Arizona [Member]
Statements [Line Items]
Revenue from external customers	0	0
Cost of sales
Mine operating costs	0	0
Depreciation and amortization	0	0
Gross profit	0	0
Selling and administrative expenses	0	0
Exploration and evaluation	0	0
Other operating expense (income)	539	517
Asset impairment		0
Results from operating activities	(539)	(517)
Corporate and other activities [Member]
Statements [Line Items]
Revenue from external customers	0	0
Cost of sales
Mine operating costs	0	0
Depreciation and amortization	0	0
Gross profit	0	0
Selling and administrative expenses	27,243	42,283
Exploration and evaluation	10,628	8,383
Other operating expense (income)	1,360	(6,289)
Asset impairment		0
Results from operating activities	$ (39,231)	$ (44,377)